SCHEDULE III SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SCHEDULE III SUPPLEMENTARY INSURANCE INFORMATION

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

Segment	Deferred Policy Acquisition Costs	Policyholders’ Account Balances	Future Policy Benefits and Other Policyholders’ Funds	Policy Charges And Premium Revenue	Net Investment Income (Loss)(1)	Policyholders’ Benefits and Interest Credited	Amortization of Deferred Policy Acquisition Costs, Net	All Other Operating Expense(2)
	(in millions)
Individual Retirement	$2,877	$19,414	$15,202	$2,114	$1,292	$2,728	$(289)	$1,291
Group Retirement	678	11,318	2	248	523	282	(61)	526
Investment Management and Research	—	—	—	—	118	—	—	2,517
Protection Solutions	2,304	13,908	5,444	1,995	850	1,432	174	939
Corporate and Other	60	2,531	9,682	460	513	919	(8)	704

Total	$5,919	$47,171	$30,330	$4,817	$3,296	$5,361	$(184)	$5,977

(1)	Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
(2)	Operating expenses are allocated to segments.

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

Segment	Deferred Policy Acquisition Costs	Policyholders’ Account Balances	Future Policy Benefits and Other Policyholders’ Funds	Policy Charges And Premium Revenue	Net Investment Income (Loss)(1)	Policyholders’ Benefits and Interest Credited	Amortization of Deferred Policy Acquisition Costs, Net	All Other Operating Expense(2)
	(in millions)
Individual Retirement	$2,587	$15,551	$14,268	$1,980	$(1,060)	$1,195	$(283)	$1,240
Group Retirement	614	10,996	(2)	217	431	268	(32)	378
Investment Management and Research	—	—	—	—	133	—	—	2,306
Protection Solutions	2,773	13,617	5,940	2,156	763	1,940	358	793
Corporate and Other	75	1,792	10,151	459	550	906	39	628

Total	$6,049	$41,956	$30,357	$4,812	$817	$4,309	$82	$5,345

(1)	Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
(2)	Operating expenses are allocated to segments.

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015

Segment	Policy Charges And Premium Revenue	Net Investment Income (Loss)(1)	Policyholders’ Benefits and Interest Credited	Amortization of Deferred Policy Acquisition Costs, Net	All Other Operating Expense(2)
Individual Retirement	$1,944	$(881)	$1,140	$(294)	$1,246
Group Retirement	220	423	260	(28)	379
Investment Management and Research	—	35	—	—	2,394
Protection Solutions	2,024	743	2,049	(9)	819
Corporate and Other	510	726	986	39	634

Total	$4,698	$1,046	$4,435	$(292)	$5,472

(1)	Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
(2)	Operating expenses are allocated to segments.